Distribution Date:	08/15/25	JPMBB Commercial Mortgage Securities Trust 2014-C22
Determination Date:	08/11/25
Next Distribution Date:	09/17/25
Record Date:	07/31/25	Commercial Mortgage Pass-Through Certificates
Series 2014-C22

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	4		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	5		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	6
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Additional Information	7
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	9		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Current Mortgage Loan and Property Stratification	10-14				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	15
		Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	16
			Attention: JPMBB 2014-C22 Transaction Manager		notices@pentalphasurveillance.com
Principal Prepayment Detail	17		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Detail	18	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	19		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	20				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	21		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	22-23	Trustee	Wilmington Trust, National Association
Modified Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46642NBA3	1.451000%	47,120,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46642NBB1	3.037400%	29,158,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3A1	46642NBC9	3.537900%	175,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3A2	46642NAA4	3.537900%	75,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46642NBD7	3.801200%	355,389,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	46642NBE5	3.503600%	102,553,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	46642NBH8	4.109500%	78,422,000.00	40,472,875.49	228,394.69	138,602.73	0.00	0.00	366,997.42	40,244,480.80	83.56%	23.00%
B	46642NBJ4	4.660479%	58,816,000.00	58,816,000.00	0.00	228,425.63	0.00	0.00	228,425.63	58,816,000.00	59.53%	17.75%
C	46642NBK1	4.660479%	47,614,000.00	47,614,000.00	0.00	184,920.06	0.00	0.00	184,920.06	47,614,000.00	40.07%	13.50%
D	46642NAJ5	4.660479%	61,617,000.00	61,617,000.00	0.00	139,708.58	0.00	0.00	139,708.58	61,617,000.00	14.90%	8.00%
E	46642NAL0	3.219000%	28,008,000.00	28,008,000.00	0.00	0.00	0.00	0.00	0.00	28,008,000.00	3.45%	5.50%
F	46642NAN6	3.219000%	12,604,000.00	8,703,388.05	0.00	0.00	0.00	252,476.56	0.00	8,450,911.49	0.00%	4.37%
G	46642NAQ9	3.219000%	14,003,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	3.13%
NR	46642NAS5	3.219000%	35,010,270.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
UHP	46642NAU0	4.708400%	15,099,000.00	15,099,000.00	0.00	61,218.22	0.00	0.00	61,218.22	15,099,000.00	0.00%	0.00%
LP	NA	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	46642NAY2	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46642NAW6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,135,413,371.01	260,330,263.54	228,394.69	752,875.22	0.00	252,476.56	981,269.91	259,849,392.29

X-A	46642NBF2	0.550979%	862,642,000.00	40,472,875.49	0.00	18,583.10	0.00	0.00	18,583.10	40,244,480.80
X-C	46642NAC0	1.441479%	28,008,000.00	28,008,000.00	0.00	33,644.13	0.00	0.00	33,644.13	28,008,000.00
X-D	46642NAE6	1.441479%	26,607,000.00	8,703,388.05	0.00	10,454.80	0.00	0.00	10,454.80	8,450,911.49

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-E	46642NAG1	4.660479%	35,010,270.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Notional SubTotal			952,267,270.00	77,184,263.54	0.00	62,682.03	0.00	0.00	62,682.03	76,703,392.29

Deal Distribution Total					228,394.69	815,557.25	0.00	252,476.56	1,043,951.94

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46642NBA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46642NBB1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3A1	46642NBC9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3A2	46642NAA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46642NBD7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	46642NBE5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	46642NBH8	516.09083535	2.91238033	1.76739601	0.00000000	0.00000000	0.00000000	0.00000000	4.67977634	513.17845503
B	46642NBJ4	1,000.00000000	0.00000000	3.88373283	0.00000000	0.00000000	0.00000000	0.00000000	3.88373283	1,000.00000000
C	46642NBK1	1,000.00000000	0.00000000	3.88373294	0.00000000	0.00000000	0.00000000	0.00000000	3.88373294	1,000.00000000
D	46642NAJ5	1,000.00000000	0.00000000	2.26737069	1.61636221	17.16272133	0.00000000	0.00000000	2.26737069	1,000.00000000
E	46642NAL0	1,000.00000000	0.00000000	0.00000000	2.68250000	55.83860933	0.00000000	0.00000000	0.00000000	1,000.00000000
F	46642NAN6	690.52586877	0.00000000	0.00000000	1.85233577	77.69603221	0.00000000	20.03146303	0.00000000	670.49440574
G	46642NAQ9	0.00000000	0.00000000	0.00000000	0.00000000	103.11120331	0.00000000	0.00000000	0.00000000	0.00000000
NR	46642NAS5	0.00000000	0.00000000	0.00000000	0.00000000	101.16996299	0.00000000	0.00000000	0.00000000	0.00000000
UHP	46642NAU0	1,000.00000000	0.00000000	4.05445526	0.00000000	0.00235976	0.00000000	0.00000000	4.05445526	1,000.00000000
LP	NA	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	46642NAY2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46642NAW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46642NBF2	46.91734867	0.00000000	0.02154208	0.00000000	0.00000000	0.00000000	0.00000000	0.02154208	46.65258682
X-C	46642NAC0	1,000.00000000	0.00000000	1.20123286	0.00000000	0.00000000	0.00000000	0.00000000	1.20123286	1,000.00000000
X-D	46642NAE6	327.10895817	0.00000000	0.39293419	0.00000000	0.00000000	0.00000000	0.00000000	0.39293419	317.61985530
X-E	46642NAG1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3A1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3A2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	07/01/25 - 07/30/25	30	0.00	18,583.10	0.00	18,583.10	0.00	0.00	0.00	18,583.10	0.00
X-C	07/01/25 - 07/30/25	30	0.00	33,644.13	0.00	33,644.13	0.00	0.00	0.00	33,644.13	0.00
X-D	07/01/25 - 07/30/25	30	0.00	10,454.80	0.00	10,454.80	0.00	0.00	0.00	10,454.80	0.00
X-E	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	07/01/25 - 07/30/25	30	0.00	138,602.73	0.00	138,602.73	0.00	0.00	0.00	138,602.73	0.00
B	07/01/25 - 07/30/25	30	0.00	228,425.63	0.00	228,425.63	0.00	0.00	0.00	228,425.63	0.00
C	07/01/25 - 07/30/25	30	0.00	184,920.06	0.00	184,920.06	0.00	0.00	0.00	184,920.06	0.00
D	07/01/25 - 07/30/25	30	957,920.01	239,303.97	0.00	239,303.97	99,595.39	0.00	0.00	139,708.58	1,057,515.40
E	07/01/25 - 07/30/25	30	1,488,796.31	75,131.46	0.00	75,131.46	75,131.46	0.00	0.00	0.00	1,563,927.77
F	07/01/25 - 07/30/25	30	955,933.95	23,346.84	0.00	23,346.84	23,346.84	0.00	0.00	0.00	979,280.79
G	N/A	N/A	1,443,866.18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,443,866.18
NR	N/A	N/A	3,541,987.72	0.00	0.00	0.00	0.00	0.00	0.00	0.00	3,541,987.72
UHP	07/01/25 - 07/31/25	31	35.63	61,218.22	0.00	61,218.22	0.00	0.00	0.00	61,218.22	35.63
Totals			8,388,539.80	1,013,630.94	0.00	1,013,630.94	198,073.69	0.00	0.00	815,557.25	8,586,613.49

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46642NBH8	4.109500%	78,422,000.00	40,472,875.49	228,394.69	138,602.73	0.00	0.00	366,997.42	40,244,480.80
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46642NBJ4	4.660479%	58,816,000.00	58,816,000.00	0.00	228,425.63	0.00	0.00	228,425.63	58,816,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46642NBK1	4.660479%	47,614,000.00	47,614,000.00	0.00	184,920.06	0.00	0.00	184,920.06	47,614,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			184,852,000.03	146,902,875.49	228,394.69	551,948.42	0.00	0.00	780,343.11	146,674,480.80

Exchangeable Certificate Details
EC	46642NBL9	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 28

	Additional Information
Total Available Distribution Amount (1)	1,043,951.94
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,017,631.45	Master Servicing Fee	1,846.38
Interest Reductions due to Nonrecoverability Determination	(124,811.55)	Certificate Administrator Fee	686.69
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	112.09
ARD Interest	0.00	Senior Trust Advisor Fee	470.76
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	892,819.90	Total Fees	3,325.92

Principal		Expenses/Reimbursements
Scheduled Principal	426,906.46	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	34,635.24
Principal Prepayments	(53,964.79)	Special Servicing Fees (Monthly)	39,115.48
Collection of Principal after Maturity Date	53,964.79	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	53,964.79	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	252,476.56
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	186.00
Total Principal Collected	480,871.25	Total Expenses/Reimbursements	326,413.28

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	815,557.25
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	228,394.69
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	1,043,951.94
Total Funds Collected	1,373,691.15	Total Funds Distributed	1,373,691.14

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	245,231,263.54	245,231,263.54	Beginning Certificate Balance	260,330,263.54
(-) Scheduled Principal Collections	426,906.46	426,906.46	(-) Principal Distributions	228,394.69
(-) Unscheduled Principal Collections	53,964.79	53,964.79	(-) Realized Losses	252,476.56
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	252,476.56
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	244,750,392.29	244,750,392.29	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	247,403,134.06	247,403,134.06	Ending Certificate Balance	259,849,392.29
Ending Actual Collateral Balance	247,030,588.65	247,030,588.65

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	2,099,530.65	0.00	UC / (OC) Change	0.00
Current Period Advances	252,476.56	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	2,352,007.21	0.00	Net WAC Rate	4.66%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	9,999,999 or less	2	12,328,004.82	5.04%	78	4.7801	2.177043	1.35 or less	4	81,593,003.68	33.34%	(13)	4.6632	0.420441
10,000,000 to 19,999,999		2	29,294,640.59	11.97%	(14)	4.4400	0.395887	1.36 to 1.45	1	3,010,180.50	1.23%	(16)	4.9660	1.380100
20,000,000 to 24,999,999		1	20,962,842.98	8.56%	(12)	5.0315	0.689200	1.46 to 1.55	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999		1	31,335,520.11	12.80%	(12)	4.6255	0.263600	1.56 to 1.65	0	0.00	0.00%	0	0.0000	0.000000
	50,000,000 or greater	2	150,829,383.79	61.63%	(13)	4.4345	3.565240	1.66 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
	Totals	8	244,750,392.29	100.00%	(8)	4.5282	2.446928	1.81 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
								2.01 or greater	3	160,147,208.11	65.43%	(6)	4.4511	3.499450
								Totals	8	244,750,392.29	100.00%	(8)	4.5282	2.446928
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	1	13,625,000.00	5.57%	(13)	4.5550	0.780800
							Mixed Use	2	34,587,842.98	14.13%	(12)	4.8438	0.725283
Illinois	1	148,807.41	0.06%	108	4.7200	2.434500
							Office	4	197,834,544.49	80.83%	(13)	4.4573	2.764745
Maine	1	198,409.80	0.08%	108	4.7200	2.434500
							Retail	1	3,010,180.50	1.23%	(16)	4.9660	1.380100
Massachusetts	1	136,406.81	0.06%	108	4.7200	2.434500
							Self Storage	10	9,317,824.32	3.81%	108	4.7200	2.434500
Michigan	1	20,962,842.98	8.56%	(12)	5.0315	0.689200
							Totals	17	244,750,392.29	100.00%	(8)	4.5282	2.446928
New Jersey	2	86,091,492.51	35.18%	(13)	4.3973	1.932349

New York	4	91,354,108.07	37.33%	(3)	4.4957	4.332795

Ohio	1	215,770.77	0.09%	108	4.7200	2.434500

Pennsylvania	1	142,607.00	0.06%	108	4.7200	2.434500

Tennessee	1	241,812.01	0.10%	108	4.7200	2.434500

Texas	2	31,471,926.92	12.86%	(11)	4.6259	0.273009

Vermont	1	161,208.01	0.07%	108	4.7200	2.434500

Totals	17	244,750,392.29	100.00%	(8)	4.5282	2.446928

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.40000% or less	1	15,669,640.59	6.40%	(14)	4.3400	0.061200	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	3	164,454,383.79	67.19%	(13)	4.4445	3.334550	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	2	40,653,344.43	16.61%	16	4.6472	0.761174	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% to 5.00000%	1	3,010,180.50	1.23%	(16)	4.9660	1.380100	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00001% or greater	1	20,962,842.98	8.56%	(12)	5.0315	0.689200	49 months or greater	8	244,750,392.29	100.00%	(8)	4.5282	2.446928
	Totals	8	244,750,392.29	100.00%	(8)	4.5282	2.446928	Totals	8	244,750,392.29	100.00%	(8)	4.5282	2.446928
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	7	235,432,567.97	96.19%	(13)	4.5206	2.447420	Interest Only	2	84,046,851.92	34.34%	(13)	4.4335	2.094525
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	239 months or less	5	151,385,716.05	61.85%	(13)	4.5689	2.643341
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 to 299 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	7	235,432,567.97	96.19%	(13)	4.5206	2.447420	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	7	235,432,567.97	96.19%	(13)	4.5206	2.447420
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	12 months or less	5	189,441,848.70	77.40%	(7)	4.4494	3.019526	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	3	55,308,543.59	22.60%	(12)	4.7979	0.485675	61 months to 120 months	1	9,317,824.32	3.81%	108	4.7200	2.434500
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	8	244,750,392.29	100.00%	(8)	4.5282	2.446928	Totals	1	9,317,824.32	3.81%	108	4.7200	2.434500
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	883100262	OF	Long Island City	NY	Actual/360	4.456%	309,087.40	144,579.46	0.00	N/A	07/06/24	--	80,552,111.33	80,407,531.87	08/06/25
2	302360002	OF	East Rutherford	NJ	Actual/360	4.410%	267,631.91	53,964.79	0.00	N/A	07/01/24	--	70,475,816.71	70,421,851.92	08/01/25
7	302360007	OF	Houston	TX	Actual/360	4.625%	0.00	0.00	0.00	N/A	08/01/24	--	31,335,520.11	31,335,520.11	08/01/23
10	302360010	MU	Livonia	MI	Actual/360	5.032%	91,141.84	73,057.70	0.00	N/A	08/01/24	--	21,035,900.68	20,962,842.98	07/01/24
11	302360011	SS	Various	Various	Actual/360	4.720%	38,579.00	174,001.16	0.00	N/A	08/01/34	--	9,491,825.48	9,317,824.32	08/01/25
18	302360018	OF	Basking Ridge	NJ	Actual/360	4.340%	58,669.00	28,916.83	0.00	N/A	06/01/24	--	15,698,557.42	15,669,640.59	05/01/25
22	883100255	MU	San Francisco	CA	Actual/360	4.555%	53,442.17	0.00	0.00	N/A	07/06/24	--	13,625,000.00	13,625,000.00	08/06/24
65	883100235	RT	Staten Island	NY	Actual/360	4.966%	12,899.53	6,351.31	0.00	N/A	04/06/24	--	3,016,531.81	3,010,180.50	03/06/24
Totals							831,450.85	480,871.25	0.00				245,231,263.54	244,750,392.29
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	24,158,942.48	25,209,749.00	10/01/23	09/30/24	10/11/24	0.00	0.00	0.00	0.00	0.00	0.00
2	8,414,422.00	8,140,447.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	826,629.00	564,786.00	01/01/24	03/31/24	11/13/23	23,928,686.23	3,525,928.61	(782.52)	258,460.57	549,517.83	252,476.56
10	1,872,366.00	919,369.06	01/01/24	06/30/24	03/11/25	4,772,332.17	120,616.25	142,519.65	1,520,928.02	0.00	0.00
11	7,771,229.94	8,060,214.79	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	652,037.00	64,405.00	04/01/24	03/31/25	09/11/24	6,283,059.37	139,211.65	87,464.17	262,556.63	0.00	0.00
22	500,751.00	0.00	--	--	10/11/24	1,728,360.06	72,960.81	46,564.77	457,095.36	423,564.14	0.00
65	319,061.00	241,200.00	01/01/23	09/30/23	05/12/25	1,687,039.65	77,366.05	12,020.47	127,314.92	50,930.64	0.00
Totals	44,515,438.42	43,200,170.85				38,399,477.48	3,936,083.37	287,786.53	2,626,355.50	1,024,012.61	252,476.56

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
2	302360002	53,964.79	Partial Liquidation (Curtailment)	0.00	0.00
Totals		53,964.79		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/15/25	0	0.00	0	0.00	0	0.00	0	0.00	1	15,669,640.59	0	0.00	1	53,964.79	0	0.00	4.528165%	4.269454%	(8)
07/17/25	0	0.00	0	0.00	0	0.00	0	0.00	1	15,698,557.42	0	0.00	1	5,579,183.29	0	0.00	4.528372%	4.269818%	(7)
06/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.525974%	4.267508%	(6)
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.526202%	4.267889%	(5)
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.526434%	4.268275%	(4)
03/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.526680%	4.268666%	(3)
02/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.526943%	4.269080%	(2)
01/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	81,457,657.88	0	0.00	0	0.00	4.527185%	4.269464%	(1)
12/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	2,017,897.51	4.527425%	4.269846%	0
11/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.529793%	4.272324%	1
10/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.530028%	4.272698%	2
09/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.515864%	4.282748%	3
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 28

					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	302360007	08/01/23	23	5	(782.52)	258,460.57	623,821.10	32,473,553.41	12/20/17	1
10	302360010	07/01/24	12	5	142,519.65	1,520,928.02	367,951.31	21,908,675.32	08/14/24	13
18	302360018	05/01/25	2	5	87,464.17	262,556.63	7,838.00	15,757,950.64	06/12/24	7			06/24/25
22	883100255	08/06/24	11	5	46,564.77	457,095.36	708,353.78	13,625,000.00	06/07/24	2
65	883100235	03/06/24	16	5	12,020.47	127,314.92	90,892.30	3,118,201.17	01/29/24	2
Totals					287,786.53	2,626,355.50	1,798,856.49	86,883,380.54
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		235,432,568	150,829,384	68,933,544		15,669,641
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		9,317,824	9,317,824	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-25	244,750,392	160,147,208	0	0	68,933,544	15,669,641
Jul-25	245,231,264	160,519,754	0	0	69,012,953	15,698,557
Jun-25	251,254,074	85,723,356	0	96,435,345	69,095,373	0
May-25	251,677,501	182,503,417	0	0	69,174,084	0
Apr-25	252,117,775	167,073,507	0	0	85,044,267	0
Mar-25	252,591,270	167,386,988	0	0	85,204,282	0
Feb-25	253,130,914	167,739,287	0	0	85,391,626	0
Jan-25	253,600,365	86,592,485	0	0	167,007,880	0
Dec-24	254,067,942	86,761,549	0	0	167,306,392	0
Nov-24	256,579,437	86,933,321	0	0	169,646,116	0
Oct-24	257,047,931	87,101,005	0	0	169,946,926	0
Sep-24	283,234,022	11,216,447	0	0	272,017,575	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	883100262	80,407,531.87	80,407,531.87	275,000,000.00	08/13/24	25,209,749.00	4.63070	09/30/24	07/06/24	227
2	302360002	70,421,851.92	70,421,851.92	113,400,000.00	09/10/24	8,140,447.00	2.34870	03/31/25	07/01/24	I/O
7	302360007	31,335,520.11	32,473,553.41	12,000,000.00	09/26/23	564,786.00	0.26360	03/31/24	08/01/24	227
10	302360010	20,962,842.98	21,908,675.32	19,100,000.00	10/14/24	679,048.06	0.68920	06/30/24	08/01/24	167
18	302360018	15,669,640.59	15,757,950.64	7,700,000.00	07/11/24	64,405.00	0.06120	03/31/25	06/01/24	227
22	883100255	13,625,000.00	13,625,000.00	13,300,000.00	08/29/24	500,751.00	0.78080	12/31/24	07/06/24	I/O
65	883100235	3,010,180.50	3,118,201.17	1,800,000.00	04/03/25	239,118.75	1.38010	09/30/23	04/06/24	227
Totals		235,432,567.97	237,712,764.33	442,300,000.00		35,398,304.81

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 28

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	883100262	OF	NY	07/10/24	9

The Loan was transferred to the Special Servicer on 7/11/2024 for Maturity Default after the Borrower was unable to pay the Loan off at the 7/6/2024 Maturity Date. Per Borrower, the largest tenant NYC SCA school (30% NRA, 9/30/2026 LXD)

has gone dark. The tenant has continued to perform under its lease obligations. The collateral consists of 1MM SF office/school complex across 2 buildings located at 30-20 and 30-30 Thomson Ave in Queens, New York. The Property is

currently and has reported a YTD 03/24 NOI /DSCR of $5.9MM/2.19x. The Borrower and Lender have entered into a Forbearance Agreement and the Maturity Date has been extended to 7/6/2025. The transaction closed on 12/30/2024. The

	Loan is performing under signed Forbearance Agreement.
2	302360002	OF	NJ	07/05/24	1

Loan transferred on 7/8/24 for Maturity Default. Notice of Default was sent on 7/9/24. Collateral consists of a 15-story Class A office building ("Property") in East Rutherford, New Jersey. Property was built in 1986 and contains ~422K NRSF with an above- ground parking garage and over 1,454 parking spaces (3.45 per 1,000 NRSF). YE2024 NOI was $8.4MM and occupancy was 93%, as of 12/31/24. Borrower obtained takeout financing, but was unable to close the transaction. Lender

	conditionally approved a forbearan ce and the transaction closed in June 2025.

7	302360007	OF	TX	12/20/17	1

The Loan was transferred to LNR on 12/21/2017 for imminent default due to tenancy issues after several of the Property's tenants, Williams Morgan, P.C. (20,141 SF), Docs On Demand, Inc. (10,260 SF), Focus Exploration, LLC (7,944 SF), and

Mattress Discount ers (3,991sf), vacated the Property. The Property is a 218,689 SF, 11-story office building on a 3.33 acre site located in Houston, Texas. As of 06/2025, the Property is 38% occupied and reported an annualized NOI/DSCR of

$183K/0.09x. The Loan entered int o default as of the 11/6/2021 payment. The Lender and the Borrower were discussing a potential A/B modification however negotiations stalled after the Lender discovered two unpermitted transfers made by the Borrower. NOD and Guarantor Demand Letters were sent to the Borrower. The Lender will continue discussing a potential resolution with the Borrower to resolve the Borrower's defaults and recourse liability. Negotiations of the A/B

	modification agreement terms are being finalized and in process of being submitted to the Lender for approvals.
10	302360010	MU	MI	08/14/24	13

The Loan was transferred to the Special Servicer on 8/14/2024 due to Maturity Default after the Borrower was unable to payoff the Loan by the 8/1/2024 Maturity Date. The collateral is a Class-B, 356,448 SF, mixed-use office building located in

Livonia MI (20 miles NW of Detroit). The Property is comprised of a 313K SF office building, 43K SF 10-screen theater, and a 4-story parking garage. The two largest tenants are AAA Life Insurance (81,730 SF, 12/31/29 LXP) and Schostak

Brothers & Co., Inc., (25,607 S F, 6/30/27 LXP). The Property is currently 51.1% occupied and reported annualized YTD 06/2024 NOI/DSCR of $1.8MM/0.92x. Local counsel was retained, and an NOD was sent to the Borrower. The Lender and the Borrower are in ongoing workout discussions as well as a potential joint marketing and sale of the Property with the Borrower's cooperation. The Lender is also dual tracking foreclosure and receivership proceedings while continuing

	workout discussions.Foreclosure sale was held on 7/3/25 in favor of L ender. The court entered the order appointing the receiver thereafter. The receiver is now in control of the Property.
18	302360018	OF	NJ	06/12/24	7

REO Title Date: June 24, 2025. Description of Collateral: The Subject Property is an existing, 4-story, Class A, 136,489 square foot office property located at 120 Mountain View Boulevard in Bernards Township, New Jersey. The subject is part of Mountain View Corporate Center which is 169 acres, consisting of 3 offices (the subject, 73 Mountain View and 25 Mountain View), and one mixed use of office and retail located at 136 Mountain View. The property was built in 2001. Crossed with or is a Companion Loa n to: N/A. Deferred Maintenance/Repair Issues: Generally in Good condition. Leasing Summary: Currently marketing vacant spaces. Colliers has been appointed as PM/leasing agent. Marketing Summary: Asset not

	currently listed for sale.
22	883100255	MU	CA	06/07/24	2

Loan transferred SS for imminent default on 6/7/24 and maturity default on 7/6/24. Collateral is a Mixed-use, 4-story 29k SF office/retail in downtown San Francisco. Originally built in 1913 (2-story warehouse) completely renov. ('97-'02) including full s eismic retrofit, ADA upgrades & modern mechanics. Property is vacant with a rooftop antenna lease. Colliers is in-place for Receivership, Leasing, and a potential sale. The asset is available for lease or for sale and lender will continue

	evaluating optio ns while the foreclosure process continues. FC sale scheduled for 7/31/25.

© 2021 Computershare. All rights reserved. Confidential.						Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
65	883100235	RT	NY	01/29/24	2

Maturity default. The property was leased to a single tenant, Duane Reade. The lease had an expiration of 3/31/2024. Duane Reade vacated the space but had been paying contractual rents under their lease throughout term. Due to the tenant going dark, the loan is cash managed with cash trap in place. Lender has commenced foreclosure process while discussing workout strategies with the Borrower; however, Borrower has not provided any acceptable proposal. Lender continues the foreclosure process and court h as awarded summary judgement to the Lender. Docs are being prepared for Referee.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	883100262	0.00	4.45600%	0.00	4.45600%	10	12/30/24	12/30/24	--
3	883100266	128,482,470.20	4.43400%	74,227,310.59 4.43400%		9	12/11/20	04/06/20	01/11/21
5	883100268	0.00	4.70500%	0.00	4.70500%	8	08/12/20	05/06/20	01/11/21
Totals		128,482,470.20		74,227,310.59
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
3	883100266	09/15/23	74,320,620.55	203,000,000.00	0.00	0.00	0.00	0.00	32,063,447.19	0.00	0.00	32,063,447.19	42.75%
15	302211016	10/17/22	16,918,512.13	7,500,000.00	7,881,326.18	1,809,617.22	7,881,326.18	6,071,708.96	10,846,803.17	0.00	0.00	10,846,803.17	54.23%
21	302360021	06/17/24	13,520,057.74	13,100,000.00	13,230,000.00	3,457,307.10	12,928,534.18	9,471,227.08	4,048,830.66	0.00	0.00	4,048,830.66	27.92%
31	695100324	08/17/22	8,869,874.87	8,200,000.00	8,072,353.28	1,764,450.60	8,072,353.28	6,307,902.68	2,561,972.19	0.00	526,180.70	2,035,791.49	20.25%
56	695100326	07/15/22	4,479,694.34	3,800,000.00	4,887,966.80	310,893.49	4,887,966.80	4,577,073.31	0.00	0.00	(10,968.16)	10,968.16	0.21%
73	695100325	09/15/23	2,271,397.66	2,000,000.00	1,196,932.16	773,739.65	1,196,932.16	423,192.51	1,848,205.15	0.00	61,402.81	1,786,802.34	66.17%
75	695100313	12/17/24	2,022,922.98	3,560,000.00	2,178,709.67	117,789.06	2,178,709.67	2,060,920.61	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			122,403,080.27	241,160,000.00	37,447,288.09	8,233,797.12	37,145,822.27	28,912,025.15	51,369,258.36	0.00	576,615.35	50,792,643.01

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
3	883100266	09/15/23	0.00	0.00	32,063,447.19	0.00	0.00	32,063,447.19	0.00	0.00	32,063,447.19
15	302211016	10/17/22	0.00	0.00	10,846,803.17	0.00	0.00	10,846,803.17	0.00	0.00	10,846,803.17
21	302360021	06/17/24	0.00	0.00	4,048,830.66	0.00	0.00	4,048,830.66	0.00	0.00	4,048,830.66
31	695100324	11/17/23	0.00	0.00	2,035,791.49	0.00	0.00	(12,491.98)	0.00	0.00	2,035,791.49
		10/17/23	0.00	0.00	2,048,283.47	0.00	0.00	224.34	0.00	0.00
		04/17/23	0.00	0.00	2,048,059.13	0.00	0.00	75.00	0.00	0.00
		01/18/23	0.00	0.00	2,047,984.13	0.00	0.00	(515,291.36)	0.00	0.00
		11/18/22	0.00	0.00	2,563,275.49	0.00	0.00	481.00	0.00	0.00
		10/17/22	0.00	0.00	2,562,794.49	0.00	0.00	822.30	0.00	0.00
		08/17/22	0.00	0.00	2,561,972.19	0.00	0.00	2,561,972.19	0.00	0.00
56	695100326	10/17/22	0.00	0.00	10,968.16	0.00	0.00	341.76	0.00	0.00	11,309.92
		07/25/22	0.00	0.00	0.00	0.00	0.00	10,968.16	0.00	0.00
73	695100325	07/17/25	0.00	0.00	1,786,802.34	0.00	0.00	(13,033.05)	0.00	0.00	1,786,802.34
		08/16/24	0.00	0.00	1,799,835.39	0.00	0.00	(674.08)	0.00	0.00
		04/17/24	0.00	0.00	1,800,509.47	0.00	0.00	3,017.56	0.00	0.00
		12/15/23	0.00	0.00	1,797,491.91	0.00	0.00	(50,713.24)	0.00	0.00
		09/15/23	0.00	0.00	1,848,205.15	0.00	0.00	1,848,205.15	0.00	0.00
75	695100313	12/17/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(39,575.57)	(39,575.57)
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	50,792,643.01	0.00	0.00	50,792,984.77	0.00	(39,575.57)	50,753,409.20

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	17,341.08	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	6,745.84	0.00	0.00	0.00	0.00	124,811.55	0.00	0.00	0.00	0.00
10	0.00	0.00	4,528.56	0.00	0.00	20,656.44	0.00	0.00	0.00	0.00	186.00	0.00
18	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	3,500.00	0.00	0.00	6,771.81	0.00	0.00	0.00	0.00	0.00	0.00
65	0.00	0.00	3,500.00	0.00	0.00	7,206.99	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	39,115.48	0.00	0.00	34,635.24	0.00	124,811.55	0.00	0.00	186.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		198,748.27

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28